Loans and Advances (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Loans and Advances
The following tables present loans and advances at March 31, 2022 and 2021.

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥100,846,789	¥3,700,816	¥1,406,094	¥105,953,699

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(324,830)

Less: Allowance for loan losses	(162,919)	(247,020)	(583,115)	(993,054)

Carrying amount				¥104,635,815

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥94,155,246	¥3,498,733	¥1,171,576	¥98,825,555

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(261,330)

Less: Allowance for loan losses	(170,156)	(255,909)	(423,222)	(849,287)

Carrying amount				¥97,714,938